STOCK BASED COMPENSATION (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Stock Price		$ 0.0125
Exercise Price		$ 0.070
Expected Remaining Term		2 years 8 months 4 days
Volatility		302.00%
Annual Rate of Quarterly Dividends		0.00%
Risk Free Interest Rate		0.01%
Warrant [Member]
Exercise Price	$ 0.00045
Number of options, outstanding, beginning balance | shares	62,970,000
Number of warrant, expired	(1,500,000)
Number of warrant, Issued	271,874,666
Number of warrant, Adjustment from total ratchet provision july 29, 2022	394,640,634
Number of warrant, exercised	(167,730,445)
Number of warrant, Adjustment from total ratchet provision September 15, 2022	2,207,051,125
Number of warrant, Adjustment from total ratchet provision January 26, 2023	1,575,771,842
Number of options, outstanding, ending balance | shares	4,343,077,822	62,970,000
Number of warrant , exercisable	4,167,761,156
Weighted average exercise price, issued	$ 0.0058
Weighted average exercise price adjustment from total ratchet provision july 29, 2022	0.0058
Weighted average exercise price, adjustment from total ratchet provision September 15, 2022	0.0007
Weighted average exercise price, adjustment from total ratchet provision January 26, 2023	0.00045
Weighted average exercise price, outstanding, ending balance	$ 0.00068	$ 0.027
Weighted average remaining contractual Life, outstanding beginning balance	3 years 10 months 6 days
Weighted Average Remaining Contractual Life, issued	2 years 5 months 12 days
Weighted Average Remaining Contractual Life,Warrant Options, ending balance	3 years 6 months 29 days
Weighted Average Remaining Contractual Life, Warrant Options, excercisable	3 years 6 months 29 days
Aggregate Intrinsic Value, warrant Options, Expired	$ 0
Aggregate Intrinsic Value, warrant Options, Issued	38,500
Aggregate intrinsic value, excercised	$ 0
Aggregate intrinsic value, outstanding, ending balance	$ 1,458,716
Aggregate Intrinsic Value, Exercisable warrant	$ 1,458,716
Weighted average exercise price, Outstanding Options, beginning balance	$ 0.027